Accumulated Other Comprehensive Income (Tables)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Schedule of Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

	Currency Translation	Unrecognized Gain (Loss) on Derivatives	Unrecognized Gain (Loss) on Benefit Plans	Accumulated Other Comprehensive Income
Balance at September 27, 2013	$158.6	$(7.3)	$(42.8)	$108.5
Other comprehensive income before reclassifications	0.4	—	—	0.4
Amounts reclassified from accumulated other comprehensive income	—	0.1	(0.3)	(0.2)

Net current period other comprehensive income	0.4	0.1	(0.3)	0.2

Balance at December 27, 2013	$159.0	$(7.2)	$(43.1)	$108.7

The components of accumulated other comprehensive income are as follows:

	Currency Translation	Unrecognized Loss on Derivatives	Unrecognized Gain (Loss) on Benefit Plans	Accumulated Other Comprehensive Income
Balance at September 24, 2010	$160.5	$—	$(73.9)	$86.6
Pre-tax change	(0.5)	—	16.9	16.4
Income tax provision	—	—	(4.5)	(4.5)

Balance at September 30, 2011	160.0	—	(61.5)	98.5
Pre-tax change	(2.9)	—	(15.3)	(18.2)
Income tax benefit	—	—	4.6	4.6

Balance at September 28, 2012	157.1	—	(72.2)	84.9
Pre-tax change	1.5	(7.3)	51.4	45.6
Income tax provision	—	—	(22.0)	(22.0)

Balance at September 27, 2013	$158.6	$(7.3)	$(42.8)	$108.5

Schedule of Reclassifications out of Accumulated Other Comprehensive Income

The following summarizes reclassifications out of accumulated other comprehensive income for the three months ended December 27, 2013:

	Amount Reclassified from Accumulated Other Comprehensive Income		Line Item in the Unaudited Condensed Consolidated Statement of Income
Amortization of unrealized gain on derivatives	$0.2		Interest expense
Income tax provision	(0.1)		Provision for income taxes

Net of income taxes	0.1

Amortization of pension and post-retirement benefit plans:
Net actuarial loss	2.1	(1)
Prior service cost	(2.5	)(1)

Total before tax	(0.4)
Income tax provision	0.1		Provision for income taxes

Net of income taxes	(0.3)

Total reclassifications for the period	$(0.2)

(1)	These accumulated other comprehensive income components are included in the computation of net periodic benefit cost. See Note 12 for additional details.